Financial instruments - Schedule of financial liabilities (Details) - Financial assets measured at amortized cost - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Current liabilities:	$ 57,953	$ 16,152
Total	3,309	38,460
Accounts payable
Disclosure of financial liabilities [line items]
Current liabilities:	17,080	2,889
Accrued expenses
Disclosure of financial liabilities [line items]
Current liabilities:	4,583	12,101
Current lease liabilities
Disclosure of financial liabilities [line items]
Current liabilities:	1,444	1,162
Current portion of borrowings with related party
Disclosure of financial liabilities [line items]
Current liabilities:	34,846	0
Non-current lease liabilities
Disclosure of financial liabilities [line items]
Non-current liabilities:	3,309	3,510
Long-term borrowings with related party
Disclosure of financial liabilities [line items]
Non-current liabilities:	0	34,014
Other non-current liabilities
Disclosure of financial liabilities [line items]
Non-current liabilities:	$ 0	$ 936